Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses, net	$ 5,210	$ 5,765	$ 3,249
Marketing, general and administrative expenses	4,505	5,296	7,625
Other income	(9)		(12)
Total operating expenses	9,706	11,061	10,862
Total operating loss	9,706	11,061	10,862
Total financial income, net	(3,206)	(5,265)	(2,656)
Net loss	$ 6,500	$ 5,796	$ 8,206
Net loss per share attributable to ordinary shareholders, basic and diluted (in Dollars per share)	$ (0.004)	$ (0.01)	$ (0.02)
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted (in Shares)	1,562,627,495	754,076,407	564,575,967